INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Tables
Inventory	Inventory at March 31, 2015 and December 31, 2014 consisted of the following:
	March 31,	December 31,
	2015	2014
Raw Materials	$318,020	$479,682
Work-In-Progress	234,054	190,498
	$552,074	$670,180

	December 31,	December 31,
	2014	2013
Raw Materials	$479,682	$-
Work-In-Progress	190,498	-
	$670,180	$-